Long-term debt - Schedule of Long-term Debt (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	May 23, 2019
Debt Instrument [Line Items]
Long-term debt	$ 4,154,776,000	$ 3,931,868,000
Less: current portion	(221,827,000)	(225,013,000)
Long-term debt, excluding current portion	$ 3,932,949,000	3,706,855,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.21%
Par value	$ 1,125,000,000
Long-term debt	$ 1,120,004,000	1,219,579,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Weighted average coupon	6.01%
Par value	$ 212,000,000
Long-term debt	$ 227,956,000	233,686,000
Senior Unsecured Notes | U.S Dollar Senior Secured Utility Bonds
Debt Instrument [Line Items]
Weighted average coupon	4.71%
Par value	$ 556,000,000
Long-term debt	$ 562,913,000	672,337,000
Senior Unsecured Notes | Canadian Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.28%
Par value	$ 1,150,669,000
Long-term debt	$ 840,337,000	728,679,000
Senior Unsecured Notes | Canadian Dollar Senior Secured Project Notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%
Par value	$ 27,098,000
Long-term debt	19,870,000	21,961,000
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 3,533,590,000	3,310,819,000
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	6.50%
Par value	$ 637,500,000		$ 350,000,000	$ 350,000,000
Long-term debt	621,186,000	621,049,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Long-term debt	89,000,000	141,577,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities
Debt Instrument [Line Items]
Long-term debt	458,510,000	75,000,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial Paper
Debt Instrument [Line Items]
Long-term debt	$ 215,000,000	$ 218,000,000